ADVANCE TO SUPPLIERS (Tables)	12 Months Ended
Dec. 31, 2019
ADVANCE TO SUPPLIERS
Schedule of advances to suppliers

	December 31,	December 31,
	2019	2018
Forestry development program	1,087,149	231,063
Advance to suppliers	170,481	85,963
	1,257,630	317,026

Current	170,481	98,533
Non-current	1,087,149	218,493